NATURE OF BUSINESS AND ORGANIZATION 10K (Details)		12 Months Ended
	Oct. 01, 2014	Jan. 31, 2017 item shares	Jan. 31, 2016 shares
NATURE OF BUSINESS AND ORGANIZATION
Period of termination of the Trust after the death of the survivor of persons named in the exhibit		21 years
Number of persons named in the exhibit to the Agreement of Trust | item		25
Age of the youngest survivor	54 years
Beneficial interest in the Trust (in units) | shares		13,120,010	13,120,010